Treasury risk management - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Treasury Risk Management [Line Items]
Future minimum sublease payments expected to be received	€ 23	€ 42
Retranslation impact from net investment in group companies	2,620	2,370
Finance cost	€ 486	493	€ 354
Revolving Credit Facility
Disclosure Of Treasury Risk Management [Line Items]
Period of undrawn revolving bilateral credit facility (in days)	364 days
Revolving credit facility	€ 2,600	2,550		$ 5,200	$ 5,200
Hedges on the net investment in foreign operations
Disclosure Of Treasury Risk Management [Line Items]
Credit exposure	26,200	23,700
Commodity price risk
Disclosure Of Treasury Risk Management [Line Items]
Commodity derivatives	342	576
Cumulative gain (loss)	€ 79	(197)
Percentage of possible increase in risk assumption	10.00%			10.00%
Percentage of possible decrease in risk assumption	10.00%			10.00%
Commodity price risk | Adjustment basis to inventory purchased
Disclosure Of Treasury Risk Management [Line Items]
Cumulative gain (loss)	€ 34	(103)
Commodity price risk | Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Gain (loss) in cash flow hedge reserve	€ 40	58
Currency risk
Disclosure Of Treasury Risk Management [Line Items]
Percentage of possible increase in risk assumption	10.00%			10.00%
Percentage of possible decrease in risk assumption	10.00%			10.00%
Financial assets and liabilities other than functional currency amount	€ 254	315
Percentage of possible increase/decrease in risk assumption	10.00%			10.00%
Net foreign exchange loss	€ 25	32
Net investment in foreign operations	13,000	13,000
Net Investment in foreign operations in GBP	9,000	8,800
Currency risk | Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - trade-related cash flow hedges	142	99
Currency risk | Hedges on the net investment in foreign operations
Disclosure Of Treasury Risk Management [Line Items]
Net investment hedges nominal value	2,600	2,800
Impact on equity - net investment hedges	€ 260	280
Interest rate risk
Disclosure Of Treasury Risk Management [Line Items]
Percentage of possible increase in risk assumption	1.00%			1.00%
Percentage of possible decrease in risk assumption	1.00%			1.00%
Finance cost	€ 77	€ 85
Average interest rate on short term borrowings	5.90%	1.20%
Interest rate risk | 2023
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability	70.00%	59.00%
Interest rate risk | 2024
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability	59.00%
Interest rate risk | 2022
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability		68.00%
Interest rate risk | Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Debit in equity from derivatives in cash flow hedge	€ 7	€ 1
Credit in equity from derivatives in cash flow hedge	€ 8	€ 1